CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income	R$ 14,960.4	R$ 14,891.2	R$ 13,122.6
Exchange differences on the translation of foreign operations (gains/(losses))
Investment hedge – put option granted on subsidiaries	302.6	203.8	193.6
Gains/losses on translation of other foreign operations	(9,637.0)	(7,067.0)	2,364.4
Gains/losses on translation of foreign operations	(9,334.4)	(6,863.2)	2,558.0
Cash flow hedge – gains/(losses)
Recognized in Equity (Hedge reserve)	(364.7)	38.0	2,311.2
Reclassified from Equity (Hedge reserve) and included in profit or loss	152.6	(356.7)	(1,829.9)
Total cash flow hedge	(212.1)	(318.7)	481.3
Items that will not be reclassified to profit or loss:
Recognition of actuarial gains/(losses)	(12.5)	470.7	340.0
Other comprehensive (loss)/income	(9,559.0)	(6,711.2)	3,379.3
Total comprehensive (loss)/income	5,401.4	8,180.0	16,501.9
Attributable to:
Equity holders of Ambev	5,065.5	7,835.5	15,943.3
Non-controlling interest	R$ 335.9	R$ 344.5	R$ 558.6